Inventories	12 Months Ended
Dec. 31, 2014
Inventories
Inventories

6.Inventories

Inventories consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Raw materials	320,486,533	421,800,272	68,932,877
Work-in-process	3,574,268	3,202,142	523,311
Finished goods	29,145,319	71,752,211	11,726,133
Total inventories	353,206,120	496,754,625	81,182,321

The Company did not set up any inventory reserve as of December 31, 2013 and 2014. As of December 31, 2013 and 2014, certain raw materials with an aggregate carrying value of RMB nil and RMB183,765,570 ($30,031,961), respectively, were pledged as collateral for borrowings from financial institutions.